ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 3,277	$ 3,249	$ 5,339
Other comprehensive income		(341)	233	(554)
Ending balance		(572)	3,277	3,249
Accumulated other comprehensive income(1)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]	523	278	382
Other comprehensive income	[1]	16	245	(104)
Ending balance	[1]	539	523	278
Limited Partners | Accumulated other comprehensive income(1)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		523	278
Other comprehensive income		16	245
Ending balance		539	523	278
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		959	729
Other comprehensive income		118	230
Ending balance		1,077	959	729
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(437)	(449)
Other comprehensive income		(105)	12
Ending balance		(542)	(437)	(449)
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1	(2)
Other comprehensive income		3	3
Ending balance		$ 4	$ 1	$ (2)

[1]	Refer to Note 17, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.